June 23, 2006

SECURITIES AND EXCHANGE COMMISSION

Judiciary Plaza

Public Filing Desk

100 F Street, NW

Washington, D.C. 20549

Re:	Spirit of America Investment Fund, Inc. (the “Company”)
No. 333-27925
No. 811-08231

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Company, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Spirit of America Real Estate Income and Growth Fund and Spirit of America Large Cap Value Fund of the Company do not differ materially from those contained in Post-Effective Amendment No. 14/16 (the “Amendment”) to the Registration Statement on Form N-1A. This Amendment was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on June 19, 2006.

Please contact the undersigned at (610) 382-8051 should you have any questions.

Sincerely,

/s/ Jacqueline Berge
Jacqueline Berge
Regulatory Administrator

cc:	Darriel E. Chafetz, Spirit of America Management Co.
Joseph Pickard, Spirit of America Management Co.
Stephanie Djinis Esq., The Law Offices of Stephanie Djinis